UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act ﬁle number 811-23856

SKK Access Income Fund

Exact name of registrant

125 E Elm Street, Suite 200, Conshohocken, PA 19428

(Address of principal executive oﬃces) (zip code)

Brendan Lake

PPB Capital Partners, LLC

c/o SKK Access Income Fund

125 East Elm Street – Suite 200

Conshohocken, PA 19428

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-484-278-4017

Date of ﬁscal year end: June 30

Date of reporting period: July 1, 2022 to June 30, 2023

This Form N-PX is ﬁled by SKK Access Income Fund. During the reporting period ended June 30, 2023, the Fund had no proxy voting record to report in this ﬁling.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Frank Burke, President
By:	Frank Burke, President
Date:	August 11, 2023

*	Print the name and Title of each signing oﬃcer under his or her signature.